Saba Capital Income & Opportunities Fund II	Consolidated Schedule of Investments

July 31, 2024

	Principal Amount	Fair Value
CORPORATE BONDS - 10.41%
Communications - 4.45%

Altice France Holding SA, 5.500%, 10/15/2029	$1,472,000	$1,039,600
Clear Channel Outdoor Holdings Inc., 7.750%, 04/15/2028	2,000,000	1,780,000
CommScope Inc., 8.250%, 03/01/2027	348,000	241,425
CSC Holdings LLC, 3.375%, 02/15/2031	270,000	180,900
DISH Network Corp, 11.750%, 11/15/2027	1,430,000	1,432,681
Gray Television Inc., 7.000%, 05/15/2027	1,662,000	1,614,218
Level 3 Financing Inc., 10.500%, 05/15/2030	3,888,000	4,019,220
Level 3 Financing Inc., 3.875%, 10/15/2030	1,556,800	1,002,190
		11,310,234
Consumer Discretionary - 3.41%

R.R. Donnelley & Sons Company, 9.500%, 08/01/2029	5,166,000	5,217,660
R.R. Donnelley & Sons Company, 10.975%, 08/01/2029	3,444,000	3,461,220
		8,678,880
Consumer, Non-cyclical - 1.89%

Community Health Systems Inc., 5.625%, 03/15/2027	5,000,000	4,806,250
		4,806,250
Real Estate - 0.66%

China Evergrande Group, 8.250%, 03/23/2022(a)(b)	4,605,000	115,294
China Evergrande Group, 9.500%, 04/11/2022(a)(b)	4,148,000	67,405
China Evergrande Group, 11.500%, 01/22/2023(a)(b)	4,400,000	71,500
China Evergrande Group, 10.000%, 04/11/2023(a)(b)	7,339,000	119,259
China Evergrande Group, 7.500%, 06/28/2023(a)(b)	8,818,000	143,292
China Evergrande Group, 12.000%, 01/22/2024(a)(b)	1,823,000	29,624
China Evergrande Group, 9.500%, 03/29/2024(a)(b)	3,046,000	49,498
China Evergrande Group, 10.500%, 04/11/2024(a)(b)	3,090,000	54,724
China Evergrande Group, 8.750%, 06/28/2025(a)(b)	55,575,000	1,022,580
		1,673,176

TOTAL CORPORATE BONDS		26,468,540
(Cost $25,312,826)

	Principal Amount	Fair Value
SENIOR LOANS - 5.65%
Consumer Discretionary - 2.66%

Chinos Intermediate 2 LLC, Term Loan, TSFR3M + 8.000%, 09/10/2027	6,558,055	6,637,702
The GEO Group, Inc., Term B Loan, TSFR1M + 5.250%, 04/18/2029	120,475	123,035
		6,760,737
Consumer, Non-cyclical - 2.40%

Revlon Intermediate Holdings IV LLC, Term Loan, TSFR1M + 6.875%, 05/02/2028	6,111,000	6,098,778
		6,098,778
Industrials - 0.59%

Multi-Color Corp, Term Loan, TSFR1M + 5.000%, 10/29/2028	1,547,066	1,504,197
		1,504,197

TOTAL SENIOR LOANS		14,363,712
(Cost $14,414,772)

Quarterly Report | July 31, 2024	1

Saba Capital Income & Opportunities Fund II	Consolidated Schedule of Investments

July 31, 2024

	Principal Amount	Fair Value
CONVERTIBLE CORPORATE BOND - 0.03%
Communications - 0.03%

Altice France Holding SA, 8.000%, 05/15/2027	$237,000	$87,351

TOTAL CONVERTIBLE CORPORATE BOND		87,351
(Cost $95,903)

	Principal Amount	Fair Value
SOVEREIGN DEBT OBLIGATION - 0.34%
Sovereign - 0.34%

Lebanese Republic International Bond, 6.150%, 06/19/2020(a)	12,024,000	871,740

TOTAL SOVEREIGN DEBT OBLIGATION		871,740
(Cost $766,530)

	Principal Amount	Fair Value
MORTGAGE-BACKED SECURITY - 0.51%
Federal National Mortgage Association (FNMA) - 0.51%

FNMA, Series 23-52, Class IO, 3.000%, 05/25/2051	6,768,459	1,300,412

TOTAL MORTGAGE-BACKED SECURITY		1,300,412
(Cost $1,265,559)

	Shares	Fair Value
COMMON STOCK - 4.52%
Communications - 2.13%

Baidu Inc.	9,425	834,772
Bumble Inc.	160,500	1,499,070
Weibo Corp	397,088	3,065,519
		5,399,361
Consumer Discretionary - 0.24%

Arbe Robotics, Ltd.(c)	58,876	124,817
Pinduoduo Inc.	2,040	262,936
Polestar Automotive Holding UK PLC	275,435	202,527
		590,280
Financials - 0.97%

Cannae Holdings Inc	116,766	2,348,164
Compass Diversified Holdings	5,036	121,166
		2,469,330
Health Care - 0.11%

Arbutus Biopharma Corp	77,511	292,216
		292,216
Industrials - 0.06%

The GEO Group, Inc.(c)	11,259	163,256
		163,256
Real Estate - 0.69%

Star Holdings(c)	130,599	1,756,557

Technology - 0.32%

CommScope Holding Co Inc.	24,103	62,427
Unisys Corp	82,325	391,867
Vertex Inc.	9,206	365,018
		819,312

TOTAL COMMON STOCK		11,490,312
(Cost $11,584,084)

Saba Capital Income & Opportunities Fund II	Consolidated Schedule of Investments

July 31, 2024

	Shares	Fair Value
CLOSED END FUNDS - 16.63%
Alternative - 3.52%

BlackRock ESG Capital Allocation Trust	121,074	$2,112,741
Destra Multi-Alternative Fund(c)	2,947	24,725
Platinum Asia Investments Ltd.	8,774,719	5,508,694
VGI Partners Global Investments, Ltd.	1,036,914	1,301,932
		8,948,092
Equity - 9.89%

Aberdeen Global Dynamic Dividend Fund	14,535	145,495
abrdn Healthcare Investors	87,949	1,633,213
abrdn Life Sciences Investors	128,601	1,976,597
abrdn Standard Global Infrastructure Income Fund	50,927	970,159
abrdn Total Dynamic Dividend Fund	25,983	222,934
Adams Natural Resources Fund Inc.	37,130	905,972
Allspring Global Dividend Opporunity Fund	3,068	15,033
Argo Global Listed Infrastructe Limited	155,753	216,950
BlackRock Enhanced Global Dividend Trust	3,737	40,397
BlackRock Enhanced International Dividend Trust	23,807	132,843
BlackRock Resources & Commodities Strategy Trust	17,497	165,347
BlackRock Science & Technology Trust II	146,440	2,758,930
First Trust Specialty Finance and Financial Opportunities Fund	8,968	35,513
Gabelli Dividend & Income Trust	59,672	1,402,292
Gabelli Healthcare & WellnessRx Trust	23,912	251,554
GAMCO Natural Resources Gold & Income Trust	3,582	20,059
Hearts and Minds Investments, Ltd.	1,524,301	2,721,307
John Hancock Hedged Equity & Income Fund	137	1,469
Lazard Global Total Return and Income Fund Inc.	13,893	235,625
MainStay CBRE Global Infrastructure Megatrends Term Fund	60,263	815,961
Platinum Capital, Ltd.	2,177,705	2,100,561
Pengana International Equities, Ltd.	437,719	313,440
Tortoise Energy Independence Fund, Inc.	17,699	626,150
Tortoise Energy Infrastructure Fund, Inc.	15,834	555,773
Tortoise Midstream Energy Fund, Inc.	21,652	942,945
Tortoise Pipeline & Energy Fund, Inc.	3,607	127,544
MFF Capital Investments, Ltd.	1,250,373	3,156,248
WAM Global Ltd.	1,435,844	2,103,292
WCM Global Growth, Ltd.	553,867	550,546
		25,144,149
Fixed Income - 2.83%

AllianceBernstein National Municipal Income Fund	79,712	897,557
BlackRock MuniHoldings New York Quality Fund, Inc.	1,007	10,845
BlackRock New York Municipal Income Trust	26,865	287,724
BNY Mellon Municipal Bond Infrastructure Fund, Inc.	2,194	23,564
BNY Mellon Municipal Income, Inc.	20,133	145,763
BNY Mellon Strategic Municipal Bond Fund, Inc.	7,596	45,500
BNY Mellon Strategic Municipals Inc.	40,417	253,415
DWS Strategic Municipal Income Trust	15,370	153,085
Eaton Vance New York Municipal Bond Fund	19,040	187,544
Ellsworth Growth and Income Fund, Ltd.	5,295	45,590
Invesco Pennsylvania Value Municipal Income Trust	28,614	310,748

Quarterly Report | July 31, 2024	3

Saba Capital Income & Opportunities Fund II	Consolidated Schedule of Investments

July 31, 2024

	Shares	Fair Value
Invesco Trust for Investment Grade New York Municipals	41,156	$460,124
MFS High Income Municipal Trust	39,461	147,979
New America High Income Fund, Inc.	43,258	326,165
Nuveen Core Plus Impact Fund	68,072	788,274
Nuveen Missouri Quality Municipal Income Fund	2,044	21,482
Nuveen New Jersey Quality Municipal Income Fund	43,385	548,820
Nuveen Pennsylvania Quality Municipal Income Fund	115,188	1,439,850
Nuveen Variable Rate Preferred and Income Fund	23,147	435,164
PIMCO California Municipal Income Fund II	8,091	47,737
Pioneer Municipal High Income Advantage Fund, Inc.	39,278	336,612
Pioneer Municipal High Income Fund, Inc.	24,447	226,135
Pioneer Municipal High Income Opportunities Fund, Inc.	4,798	57,336
		7,197,013
Mixed Allocation - 0.39%

Allspring Utilities and High Income Fund	2,107	21,702
Calamos Long/Short Equity & Dynamic Income Trust	49,884	783,179
Virtus Dividend, Interest & Premium Strategy Fund	15,293	194,374
		999,255

TOTAL CLOSED END FUNDS		42,288,509
(Cost $38,274,256)

	Shares	Fair Value
PREFERRED STOCK - 0.19%
Technology - 0.19%

Xtend Reality Expansion Ltd.(e)	579,633	495,840

TOTAL PREFERRED STOCK		495,840
(Cost $495,840)

Fair Value
PRIVATE FUNDS - 11.72%

Alternative Capital Investments Fund III LP	2,542,800
Stone Ridge Opportunities Fund Feeder LP(c)	27,264,000

TOTAL PRIVATE FUNDS	29,806,800
(Cost $26,542,800)

	Shares	Fair Value
UNIT TRUST - 0.12%

Grayscale Ethereum Classic Trust(c)(d)	30,300	315,120

TOTAL UNIT TRUST		315,120
(Cost $331,212)

	Shares	Fair Value
SPECIAL PURPOSE ACQUISITION COMPANIES - 0.14%

GP-Act III Acquisition Corp., Class A(e)	17,094	68
Graf Global Corp.(d)(e)	15,421	62
Mercer Park Opportunities Corp	35,024	351,991

TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES		352,121
(Cost $350,370)

Saba Capital Income & Opportunities Fund II	Consolidated Schedule of Investments

July 31, 2024

	Contracts	Fair Value
WARRANTS - 0.02%

GP-Act III Acquisition-A, Expires 05/09/2029, Strike Price $11.50	23,593	$3,657
GP-Act III Acquisition Corp., Expires 01/25/2029, Strike Price $11.50(e)	21,362	21,362
Graf Global Corp., Expires 01/25/2029, Strike Price $11.50(d)(e)	19,276	19,276

TOTAL WARRANTS		44,295
(Cost $44,503)

	Contracts	Fair Value
OPTIONS(f) - 2.00%
Put Option Contracts - 2.00%

S&P 500 Index, Expires 09/20/2024, Strike Price $5,215	56	173,320
S&P 500 Index, Expires 09/20/2024, Strike Price $5,235	20	72,980
S&P 500 Index, Expires 09/20/2024, Strike Price $5,240	61	211,243
S&P 500 Index, Expires 09/20/2024, Strike Price $5,245	14	54,460
S&P 500 Index, Expires 09/20/2024, Strike Price $5,250	19	65,930
S&P 500 Index, Expires 09/20/2024, Strike Price $5,255	19	67,260
S&P 500 Index, Expires 09/20/2024, Strike Price $5,270	19	70,262
S&P 500 Index, Expires 09/20/2024, Strike Price $5,290	8	31,880
S&P 500 Index, Expires 09/20/2024, Strike Price $5,295	18	71,370
S&P 500 Index, Expires 09/20/2024, Strike Price $5,300	184	754,768
S&P 500 Index, Expires 09/20/2024, Strike Price $5,320	22	95,986
S&P 500 Index, Expires 09/20/2024, Strike Price $5,355	107	542,811
S&P 500 Index, Expires 10/18/2024, Strike Price $5,275	38	195,358
S&P 500 Index, Expires 10/18/2024, Strike Price $5,340	49	330,750
S&P 500 Index, Expires 10/18/2024, Strike Price $5,375	40	298,800
S&P 500 Index, Expires 10/18/2024, Strike Price $5,405	50	388,000
S&P 500 Index, Expires 10/18/2024, Strike Price $5,410	18	142,200
S&P 500 Index, Expires 10/18/2024, Strike Price $5,415	30	293,700
S&P 500 Index, Expires 10/18/2024, Strike Price $5,430	32	280,640
S&P 500 Index, Expires 10/18/2024, Strike Price $5,445	17	148,240
S&P 500 Index, Expires 10/18/2024, Strike Price $5,450	16	154,400
S&P 500 Index, Expires 10/18/2024, Strike Price $5,465	33	299,310
S&P 500 Index, Expires 10/18/2024, Strike Price $5,475	8	80,832
S&P 500 Index, Expires 10/18/2024, Strike Price $5,395	34	257,040
		5,081,540

TOTAL OPTIONS		5,081,540
(Premiums paid $8,358,096)

	Shares	Fair Value
MONEY MARKET FUNDS - 22.29%

BNY Mellon U.S. Treasury Fund, 7 Day Yield, 5.150%(d)	48,603	48,603
JPMorgan US Treasury Plus Money Market Fund, 7 Day Yield, 5.150%	56,628,118	56,628,118

TOTAL MONEY MARKET FUNDS		56,676,721
(Cost $56,676,721)

Total Investments in securities - 74.57%		189,643,013
(Cost $184,513,472)
Other Assets in Excess of Liabilities - 25.43%		64,681,789

NET ASSETS - 100.00%		$254,324,802

Amounts above are shown as a percentage of net assets as of July 31, 2024.

Quarterly Report | July 31, 2024	5

Saba Capital Income & Opportunities Fund II	Consolidated Schedule of Investments

July 31, 2024

SCHEDULE OF SECURITIES SOLD SHORT

	Principal Amount	Fair Value
SOVEREIGN DEBT OBLIGATION - (44.33%)
Sovereign - (44.33%)

United States Treasury, 4.000%, 02/15/2034	$(113,000,000)	(112,732,947)

TOTAL SOVEREIGN DEBT OBLIGATION		(112,732,947)
(Proceeds $107,708,828)

	Shares	Fair Value
COMMON STOCK - (2.05%)
Communications - (0.02%)

System1 Inc.	(41,238)	(56,084)
		(56,084)
Financials - (0.05%)

Paysafe Ltd.	(6,217)	(130,495)
		(130,495)
Industrials - (0.9%)

Alight Inc.	(96,420)	(729,899)
Dayforce Inc.	(2,762)	(163,731)
Dun & Bradstreet Holdings Inc.	(126,973)	(1,381,466)
		(2,275,096)
Technology - (1.08%)

Apple, Inc.	(11,281)	(2,505,284)
Super Micro Computer, Inc.(c)	(351)	(246,279)
		(2,751,563)

TOTAL COMMON STOCK		(5,213,238)
(Proceeds $4,609,563)

Total Securities Sold Short - (46.38%)		$(117,946,185)
(Proceeds $112,318,391)

(a)	Security is in default as of year-end and is therefore non-income producing.
(b)	Securities were originally issued pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of July 31, 2024, the aggregate market value of those securities was $1,673,176, which represents approximately 0.66% of net assets.
(c)	Non-income producing security.
(d)	A portion or all of the security is owned by SABA SPV I, a wholly-owned subsidiary of the Fund.
(e)	Level 3 assets valued using significant unobservable inputs as a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(f)	At July 31, 2024, all options held by the Fund are exchange traded listed options.

Saba Capital Income & Opportunities Fund II	Consolidated Schedule of Investments

July 31, 2024

Investment Abbreviations:

ESTRON - Euro Short-Term Rate

OBFR - United States Overnight Bank Funding Rate

RBACOR - RBA Interbank Overnight Cash Rate

SOFR - Secured Overnight Financing Rate

SONIA - Sterling Over Night Index Average

Reference Rates:

ESTRON - Euro Short-Term Rate as of July 31, 2024 was 3.89%

OBFR - United States Overnight Bank Funding Rate as of July 31, 2024 was 5.32%

RBACOR - RBA Interbank Overnight Cash Rate as of July 31, 2024 was 4.32%

SOFR - Secured Overnight Financing Rate as of July 31, 2024 was 5.34%

TSFR1M - CME Term SOFR 1 Month as of July 31, 2024 was 5.32%

TSFR3M - CME Term SOFR 3 Month as of July 31, 2024 was 5.33%

SONIA- Sterling Overnight Index Average as of July 31, 2024 was 5.20%

PRIME - United States Prime Rate as of July 31, 2024 was 8.50%

Counterparty Abbreviations:

JPM - JPMorgan Chase Bank, N.A.

GSI - Goldman Sachs International

MSCS - Morgan Stanley Capital Services

BARC - Barclays Bank PLC

MSCO – Morgan Stanley & Company

Quarterly Report | July 31, 2024	7

Saba Capital Income & Opportunities Fund II	Consolidated Schedule of Investments

July 31, 2024

SIMPLE AGREEMENT FOR FUTURE EQUITY (SAFE) CONTRACTS

	Cost	Fair Value
BeeHero Ltd.(a)(b)	$178,159	$178,159
G-ILS Transportation Ltd.(a)(b)	2,000,000	2,000,000
	$2,178,159	$2,178,159

(a)	Level 3 assets valued using significant unobservable inputs as a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(b)	Non-income producing security.

FORWARD FOREIGN CURRENCY CONTRACTS

	Settlement	Fund		Fund		Unrealized
Counterparty	Date	Receiving	Value	Delivering	Cost	Appreciation
JPM	09/05/2024	USD	$18,017,061	AUD	$17,499,676	$517,385
JPM	08/12/2024	USD	271,333	EUR	270,689	644
JPM	09/05/2024	USD	1,036,914	GBP	1,028,795	8,119
JPM	09/05/2024	GBP	1,285,994	USD	1,274,736	11,258
						$537,406

	Settlement	Fund		Fund		Unrealized
Counterparty	Date	Receiving	Value	Delivering	Cost	Depreciation
JPM	09/05/2024	USD	$2,074,310	GBP	$2,089,740	$(15,430)
						$(15,430)
						$521,976

FUTURES CONTRACTS

				Unrealized
	Number of	Maturity	Notional	Appreciation/
Description	Contracts	Date	Amount	(Depreciation)
Short Position Contracts
NASDAQ 100 E-MINI Sep24	(28)	09/30/2024	$11,171,640	$248,700
US 5YR NOTE (CBT) Sep24	(36)	09/30/2024	3,875,160	(8,903)
				$239,797

TO BE ANNOUNCED (TBA) MORTGAGE-BACKED SECURITIES (MBS) FORWARD CONTRACTS

Counterparty	Description	Maturity Date	Notional Amount	Net Unrealized Appreciation/ (Depreciation)
MSCO	FNCL 6 8/24	09/12/2024	$250,000,000	$1,020,508
				$1,020,508

Saba Capital Income & Opportunities Fund II	Consolidated Schedule of Investments

July 31, 2024

SINGLE NAME CREDIT DEFAULT SWAP CONTRACTS (CENTRALLY CLEARED)

Buy/Sell Protection(a)	Reference Obligations	Annual Payment Rate Received (Paid)	Currency	Maturity Date	Notional Amount(b)	Value	Upfront Premiums Received/(Paid)	Unrealized Appreciation/ (Depreciation)
Sell	CSC Holdings Ltd.	5.00%	USD	06/20/2028	$242,000	$(94,835)	$90,145	$(4,690)
Sell	DISH DBS Corp.	5.00%	USD	12/20/2026	790,000	(300,636)	319,950	19,314
Buy	R.R. Donnelley & Sons Company	(5.00)%	USD	06/20/2029	4,595,000	(69,210)	431,255	362,045
						$(464,681)	$841,350	$376,669

INDEX CREDIT DEFAULT SWAP CONTRACTS (CENTRALLY CLEARED)

Buy/Sell Protection(a)	Reference Obligations	Annual Payment Rate Received (Paid)	Currency	Maturity Date	Notional Amount(b)	Value	Upfront Premiums Received/(Paid)	Unrealized Appreciation/ (Depreciation)
Buy	Markit CDX High Yield Index, Series 42	(5.00)%	USD	06/20/2028	$22,542,600	$(1,887,259)	$1,516,476	$(370,783)
						$(1,887,259)	$1,516,476	$(370,783)

SINGLE NAME CREDIT DEFAULT SWAP CONTRACTS (OVER THE COUNTER)

Buy/Sell Protection(a)	Counterparty	Reference Obligations	Annual Payment Rate Received (Paid)	Currency	Maturity Date	Notional Amount(b)	Value	Upfront Premiums Received/(Paid)	Unrealized Appreciation/ (Depreciation)
Sell	JPM	AT&T, Inc.	1.00%	USD	06/20/2025	$1,697,000	$12,344	$(11,768)	$576
Buy	JPM	CommScope, Inc.	(5.00)%	USD	06/20/2027	293,000	64,230	(103,215)	(38,985)
Buy	GSI	R.R. Donnelley & Sons Company	(5.00)%	USD	06/20/2029	1,373,000	(20,680)	126,886	106,206
Buy	JPM	R.R. Donnelley & Sons Company	(5.00)%	USD	06/20/2029	146,000	(2,199)	15,322	13,123
							$53,695	$27,225	$80,920

(a)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement. Notional amounts are presented in the currency indicated in the table.

INDEX CREDIT DEFAULT SWAPTION CONTRACTS (CENTRALLY CLEARED)

Payer/ Receiver(a)	Reference Obligations	Currency	Strike Price	Expiry Date	Notional Amount	Value	Upfront Premiums (Received)/Paid	Unrealized Appreciation/ (Depreciation)
Payer	Markit CDX High Yield Index, Series 42, Payer Option	USD	105.00	10/16/2024	$32,224,000	$(185,246)	$(350,044)	$164,798
Payer	Markit CDX High Yield Index, Series 42, Payer Option	USD	104.50	10/16/2024	40,266,000	(188,587)	(488,225)	299,638
						$(373,833)	$(838,269)	$464,436

(a)	If the Fund is a payer in the credit default swaption, the Fund has the right to enter into underlying credit default swap where the Fund pays premiums and, if the Fund is a receiver in the credit default swaption, the Fund has the right to enter into the underlying credit default swap where the Fund receives premiums.

Quarterly Report | July 31, 2024	9

Saba Capital Income & Opportunities Fund II	Consolidated Schedule of Investments

July 31, 2024

TOTAL RETURN SWAP CONTRACTS(a)

Counterparty	Reference Obligations	Currency	Notional Amount(b)	Termination Date	Financing Rate Index	Financing Rate Spread Paid by Fund	Value	Unrealized Appreciation/ (Depreciation)
Long Position Contracts
JPM	Aberdeen Diversified Income and Growth Trust	GBP	1,212,266	10/31/2024	SONIA	40 bps	$1,204,239	$(8,027)
JPM	Abrdn UK Smaller Cos Growth Trust PLC	GBP	720,309	10/31/2024	SONIA	40 bps	734,109	13,800
JPM	Baillie Gifford European Growth Trust PLC	GBP	561,411	10/31/2024	SONIA	40 bps	573,967	12,556
JPM	Baillie Gifford Japan Trust PLC	GBP	193,390	05/30/2025	SONIA	35 bps	197,572	4,182
JPM	Baillie Gifford UK Growth Trust PLC	GBP	53,450	10/31/2024	SONIA	40 bps	54,346	896
JPM	Baillie Gifford US Growth Trust PLC	GBP	11,077,217	10/31/2024	SONIA	40 bps	11,179,154	101,937
JPM	Bellevue Healthcare Trust PLC	GBP	7,076,259	10/31/2024	SONIA	35 bps	7,260,436	184,177
JPM	BlackRock Smaller Companies Trust PLC	GBP	1,780,143	10/31/2024	SONIA	40 bps	1,789,088	8,945
JPM	Brown Advisory US Smaller Companies PLC	GBP	1,563,502	10/31/2024	SONIA	40 bps	1,574,710	11,208
JPM	CQS Natural Resources Growth and Income PLC	GBP	2,079,146	10/31/2024	SONIA	40 bps	2,062,378	(16,768)
JPM	Ecofin Global Utilities/Infrastructure Trust	GBP	2,004,908	03/31/2025	SONIA	35 bps	2,021,386	16,478
JPM	Edinburgh Worldwide Investment Trust PLC	GBP	6,140,454	10/31/2024	SONIA	40 bps	6,209,020	68,566
JPM	European Smaller Companies	GBP	9,794,470	10/31/2024	SONIA	40 bps	9,899,787	105,317
JPM	Henderson International Income Trust PLC	GBP	1,010,685	03/31/2025	SONIA	35 bps	1,016,811	6,126
JPM	Henderson Opportunities Trust PLC	GBP	964,999	10/31/2024	SONIA	40 bps	978,039	13,040
JPM	Henderson Smaller Companies Inv Trust PLC	GBP	2,065,911	10/31/2024	SONIA	40 bps	2,089,533	23,622
JPM	Herald Investment Trust PLC	GBP	7,475,305	10/31/2024	SONIA	40 bps	7,626,832	151,527
JPM	Keystone Positive Change Investment Trust PLC	GBP	1,576,872	10/31/2024	SONIA	40 bps	1,598,472	21,600
JPM	Lowland Investment Company PLC	GBP	3,254,512	03/31/2025	SONIA	35 bps	3,279,355	24,843
JPM	Mercantile Investment Trust PLC	GBP	1,372,086	10/31/2024	SONIA	40 bps	1,393,236	21,150
JPM	Middlefield Canadian Income PC	GBP	1,235,268	10/31/2024	SONIA	40 bps	1,247,088	11,820
JPM	Monks Investment Trust PLC	GBP	2,162,789	03/31/2025	SONIA	35 bps	2,192,569	29,780
JPM	Montanaro European Smaller Companies Trust PLC	GBP	2,067,702	10/31/2024	SONIA	35 bps	2,111,386	43,684
JPM	North America Income Trust PLC	GBP	2,134,315	04/30/2025	SONIA	35 bps	2,148,357	14,042
JPM	Polar Capital Global Financials Trust PLC	GBP	2,169,708	03/31/2025	SONIA	35 bps	2,199,635	29,927
JPM	River & Mercantile UK Micro Cap Inv Co Ltd	GBP	61,675	10/31/2024	SONIA	40 bps	60,839	(836)
JPM	Schroder UK Mid Cap Fund PLC	GBP	734,965	10/31/2024	SONIA	40 bps	749,508	14,543
JPM	Shires Income PLC	GBP	231,001	05/30/2025	SONIA	35 bps	233,372	2,371
JPM	Smithson Investment Trust PLC	GBP	6,557,844	10/31/2024	SONIA	35 bps	6,684,479	126,635
JPM	Templeton EM Investment Trust PLC	GBP	511,916	10/31/2024	SONIA	40 bps	518,197	6,281
JPM	The Global Smaller Companies Trust PLC	GBP	962,267	10/31/2024	SONIA	35 bps	981,788	19,521
JPM	Third Point Investors, Ltd.	USD	400,918	03/31/2025	OBFR	40 bps	399,996	(922)
JPM	Utilico Emerging Markets Trust PLC	GBP	215,816	04/30/2025	SONIA	35 bps	216,788	972
Total Long Position Contracts							$82,486,472	$1,062,993

 All Reference Obligations shown above for Total Return Swap Contracts are closed end funds and common stock.

(a)	The Fund receives monthly payments based on any positive monthly return of the Reference Obligation. The Fund makes payments on any negative monthly return of such Reference Obligation.
(b)	Notional amounts are presented in U.S dollar equivalent.

Saba Capital Income & Opportunities Fund II	Notes to Consolidated Financial Statements

July 31, 2024

The following table summarizes the valuation of the Fund’s financial instruments in accordance with the fair value hierarchy levels as of July 31, 2024. Refer to the portfolio of investments for additional details.

Investments in Securities at Fair Value	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds	$-	$26,468,540	$-	$26,468,540
Senior Loans	-	14,363,712	-	14,363,712
Convertible Corporate Bond	-	87,351	-	87,351
Sovereign Debt Obligation*	-	871,740	-	871,740
Mortgage-Backed Securities	-	1,300,412	-	1,300,412
Common Stock	11,490,312	-	-	11,490,312
Closed End Funds	42,288,509	-	-	42,288,509
Preferred Stock	-	-	495,840	495,840
Private Funds**	-	-	-	29,806,800
Unit Trust	315,120	-	-	315,120
Special Purpose Acquisition Companies	351,991	-	130	352,121
Warrants	3,657	-	40,638	44,295
Options***	5,081,540	-	-	5,081,540
Money Market Funds	56,676,721	-	-	56,676,721
Total	$116,207,850	$43,091,755	$536,608	$189,643,013

Securities Sold Short, at Fair Value	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Sovereign Debt Obligation*	$112,732,947	$-	$-	$112,732,947
Common Stock	5,213,238	-	-	5,213,238
Total	$117,946,185	$-	$-	$117,946,185

Derivative Contracts, at Fair Value	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets
Simple Agreement for Future Equity Contracts	$-	$-	$2,178,159	$2,178,159
Forward Foreign Currency Contracts	-	537,406	-	537,406
Futures Contracts	248,700	-	-	248,700
Over the Counter Credit Default Swaps	-	76,574	-	76,574
TBA MBS forward contracts	-	1,020,508	-	1,020,508
Total Return Swaps	-	1,089,546	-	1,089,546
Total Assets	$248,700	$2,724,034	$2,178,159	$5,150,893

Liabilities
Forward foreign currency contracts	$-	$15,430	$-	$15,430
Futures Contracts	8,903	-	-	8,903
Centrally Cleared Credit Default Swaps	-	2,351,940	-	2,351,940
Over the Counter Credit Default Swaps	-	22,879	-	22,879
Centrally Cleared Credit Default Swaptions	-	373,833	-	373,833
Total Return Swaps	-	26,553	-	26,553
Total Liabilities	$8,903	$2,790,635	$-	$2,799,538

*	Investments classified in Level 1 include sovereign debt obligations issued by G10 countries. All other sovereign debt obligations are classified as Level 2.
**	In accordance with ASC 820-10, investments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Consolidated Schedule of Investments and Consolidated Statement of Assets and Liabilities.
***	All options held by the Fund are exchange traded listed options.